1933 Act File No. 2-62285
                                                      1940 Act File No. 811-2550

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                         ------

      Pre-Effective Amendment No.         ...............................

      Post-Effective Amendment No.   _44__...............................   X
                                   -------                               ------

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.   _31_   ............................................    X
                    ---------                                             ------

                                            MONEY MARKET TRUST

                            (Exact Name of Registrant as Specified in Charter)

                                         Federated Investors Funds
                                           5800 Corporate Drive
                                    Pittsburgh, Pennsylvania 15237-7000
                                 (Address of Principal Executive Offices)

                                              (412) 288-1900
                                      (Registrant's Telephone Number)

                                        John W. McGonigle, Esquire,
                                            1001 Liberty Avenue
                                        Federated Investors Tower,
                                    Pittsburgh, Pennsylvania 15222-3779
                                  (Name and Address of Agent for Service)
                             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
  _ on                      pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
 x  on September 30, 1999    pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

 __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                                Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037



Prospectus



MONEY MARKET TRUST




A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing in a portfolio of high-quality fixed income securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                   Contents Risk/Return
                   Summary What are the Fund's
                   Fees and Expenses?
                   What are the Fund's Investment Strategies?
                   What are the Principal Securities in Which the Fund
                   Invests?
                   What are the Specific Risks
                   of Investing in the Fund?
                   What do Shares Cost?
                   How is the Fund Sold?
                   How to Purchase Shares
                   How to Redeem  Shares
                   Account and Share Information
                   Who Manages the Fund?
                   Financial Information
                   Report of Independent Auditors




september 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Money Market Trust as of the calendar year-end for each of 10 years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 10.00%.

The "x" axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 9.19%, 8.10%, 5.95%, 2.58%, 2.88%, 4.00%, 5.74%, 5.13%, 5.29% and 5.25%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return from January 1, 1999 to June 30, 1999 was 2.30%.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.36% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).


Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998.



Calendar Period           Fund
1 Year                    5.25%
5 Years                   5.08%
10 Years                  5.49%
The Fund's 7-Day Net Yield as of December 31, 1998 was 4.90%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

money market trust

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee (1)                                                               0.40%
Distribution (12b-1) Fee                                                         None
Shareholder Services Fee (2)                                                     0.25%
Other Expenses                                                                   0.20%
Total Annual Fund Operating Expenses                                             0.85%
     Total Waiver of Fund Expenses(contractual)                                  0.34%
     Total Actual Annual Fund Operating Expenses (after waivers)                 0.51%



1 Pursuant to the investment advisory contract, the Adviser waived a portion of the Management Fee. The Management Fee paid by the Fund (after the contractual waiver) was 0.26% for the year ended July 31, 1999.
2 The Shareholder Services Provider waived a portion of its Shareholder Services Fee for the fiscal year ended July 31, 1999. The Shareholder Services Fee paid (after the waiver) was 0.05% for the fiscal year ended July 31, 1999.




Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's maximum allowable operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 Year       3 Years        5 Years       10 Years
         $82          $255           $444           $990

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized rating services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests.


   Corporate Debt Securities
   Corporate debt securities are fixed income securities issed by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to compaines.




       COMMERCIAL PAPER
       Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

       DEMAND INSTRUMENTS
       Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.



       BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

       Asset Backed Securities
       Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

       Credit Enhancement
       Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

       Repurchase Agreements
       Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Investment Ratings
The securities in which the Fund invests must be rated in the highest short-term rating categories by two of the nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share.

NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors such as banks, fiduciaries, custodians of public funds and similar institutional investors or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY Automatic Investments
You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.


By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed;

o        signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


Account Activity
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


Advisory Fees
 The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

(To be filed by amendment)

30

MONEY MARKET TRUST

A Statement of Additional Information (SAI) dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-2550

Cusip 609900105

8083102A (9/99)


Statement of Additional Information



MONEY MARKET TRUST



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Money Market Trust (Fund), dated September 30, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.





September 30, 1999







              Contents
              How is the Fund Organized?
              Securities in Which the Fund Invests
              How is the Fund Sold?
              Subaccounting Services
              Redemption in Kind
              Massachusetts Partnership Law
              Account and Share Information
              Tax Information
              Who Manages and Provides Services to the Fund?
              How Does the Fund Measure Performance?
              Who is Federated Investors, Inc.?
              Addresses
Cusip 609900105

8083102B (9/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on July 24, 1978. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Research, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).


SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
     Municipal Securities
     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities. Asset Backed Securities Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity. Bank Instruments Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

     Insurance Contracts

     Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities. Credit Enhancement Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


     Foreign Securities
     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Special Transactions
     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. Repurchase Agreements Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.
     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     Asset Coverage

     In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.



Investment Ratings
Securities rated A-1 or A-1+ by Standard & Poor's ("S & P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance".



INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Liquidity Risks
o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, are not widely held, oar are subject to restrictions on resale.

o These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


fundamental INVESTMENT Policies
The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in 397 days or less.


INVESTMENT LIMITATIONS

INVESTING IN BANK INSTRUMENTS
The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100 million (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC or FSLIC. Commercial paper investments will be limited to commercial paper rated A-1 or A-1+ by Standard & Poor's ("S & P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. ("Fitch"). In addition, the Fund may purchase money market instruments (including commercial paper and instruments) which are not rated but are determined by the Board of Trustees or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest. The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.


SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

BORROWING MONEY
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

PLeDGING ASSETS
The Fund will not pledge securities.

INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE
The Fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.

UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES
The Fund will not make loans to other persons; provided however that the purchase or holding of money market instruments, including repurchase agreements and variable amount and variable market demand master notes, in accordance with the Fund's investment objective and policies shall not constitute making a loan.

ACQUIRING SECURITIES
The Fund will not acquire the voting securities of any issuer.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN FOREIGN SECURITIES
The Fund will not invest in foreign securities which are not publicly traded in the United States.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE FUND
The Fund will not purchase or retain in its portfolio securities issued by an issuer, any of whose officers, directors or security holders is an officer, director or Trustee of the Fund or adviser if, after the purchase of the securities of such issuer by the Trust, one or more of such officers, directors or Trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer, and such officer, director and trustee owning more than 1/2 of 1% of such shares or securities, together own beneficially more than 5% of such shares or securities.


CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if as a result of such purchase more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments such as time and demand deposits and certificates of deposit, U.S. Treasury Bills or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements for Government securities, shall not be considered investments in any one industry.

The above limitations cannot be changed by the Board unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

For purposes of the above limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


INVESTING IN RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders. DETERMINING MARKET VALUE OF SECURITIES The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

(To be filed by amendment)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund's, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of July 9, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

--------------------------------------------------------------------------------




Name                                                                                        Aggregate          Total
Birth Date                                                                                  Compensation       Compensation
Address                        Principal Occupations                                        From Fund          From Fund and Fund
                                                                                                               Complex
Position With Fund             for Past Five Years

John F. Donahue*+ #            Chief Executive Officer and Director or Trustee of the                     $0   $0 for the
Birth Date: July 28, 1924      Federated Fund Complex; Chairman and Director, Federated                        Fund and
Federated Investors Tower      Investors, Inc.; Chairman and Trustee, Federated                                54 other investment
1001 Liberty Avenue            Investment Management Company; Chairman and Director,                           companies
Pittsburgh, PA                 Federated Investment Counseling, and Federated Global                           in the Fund Complex
CHAIRMAN AND TRUSTEE           Investment Management Corp.; Chairman, Passport
                               Research, Ltd.

Thomas G. Bigley               Director or Trustee of the Federated Fund Complex;                          $   $113,860.22 for the
Birth Date: February 3, 1934   Director, Member of Executive Committee, Children's                             Fund and
15 Old Timber Trail            Hospital of Pittsburgh; Director, Robroy Industries,                            54 other investment
Pittsburgh, PA                 Inc. (coated steel conduits/computer storage equipment);                        companies
TRUSTEE                        formerly: Senior Partner, Ernst & Young LLP; Director,                          in the Fund Complex
                               MED 3000 Group, Inc. (physician practice management);
                               Director, Member of Executive Committee, University of
                               Pittsburgh

John T. Conroy, Jr.            Director or Trustee of the Federated Fund Complex;                          $   $125,264.48 for the
Birth Date: June 23, 1937      President, Investment Properties Corporation; Senior                            Fund and
Wood/IPC Commercial Dept.      Vice President, John R. Wood and Associates, Inc.,                              54 other investment
John R. Wood Associates,       Realtors; Partner or Trustee in private real estate                             companies
Inc. Realtors                  ventures in Southwest Florida; formerly: President,                             in the Fund Complex
3255 Tamiami Trail North       Naples Property Management, Inc. and Northgate Village
Naples, FL                     Development Corporation.
TRUSTEE

Nicholas Constantakis          Director or Trustee of the Federated Fund Complex;                          $   $47,958.02for the
Birth Date: September 3,       formerly: Partner, Andersen Worldwide SC.                                       Fund and
1939                                                                                                           29 other investment
175 Woodshire Drive                                                                                            companies
Pittsburgh, PA                                                                                                 in the Fund Complex
TRUSTEE

John F. Cunningham++           Director or Trustee of some of the Federated Fund                           $   $0 for the
Birth Date: March 5, 1943      Complex; Chairman, President and Chief Executive                                Fund and
353 El Brillo Way              Officer, Cunningham & Co., Inc. (strategic business                             47 other investment
Palm Beach, FL                 consulting) ; Trustee Associate, Boston College;                                companies
TRUSTEE                        Director, EMC Corporation (computer storage systems);                           in the Fund Complex
                               formerly: Director, Redgate Communications.

                               Previous Positions: Chairman of the Board and Chief
                               Executive Officer, Computer Consoles, Inc.; President
                               and Chief Operating Officer, Wang Laboratories;
                               Director, First National Bank of Boston; Director,
                               Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*       Director or Trustee of the Federated Fund Complex;                          $   $113,860.22 for the
Birth Date: October 11, 1932   Professor of Medicine, University of Pittsburgh; Medical                        Fund and
3471 Fifth Avenue              Director, University of Pittsburgh Medical Center -                             54 other investment
Suite 1111                     Downtown; Hematologist, Oncologist, and Internist,                              companies
Pittsburgh, PA                 University of Pittsburgh Medical Center; Member,                                in the Fund Complex
TRUSTEE                        National Board of Trustees, Leukemia Society of America.

Peter E. Madden                Director or Trustee of the Federated Fund Complex;                          $   $113,860.22 for the
Birth Date: March 16, 1942     formerly: Representative, Commonwealth of Massachusetts                         Fund and
One Royal Palm Way             General Court; President, State Street Bank and Trust                           54 other investment
100 Royal Palm Way             Company and State Street Corporation.                                           companies
Palm Beach, FL                                                                                                 in the Fund Complex
TRUSTEE                        Previous Positions: Director, VISA USA and VISA
                               International; Chairman and Director,
                               Massachusetts Bankers Association; Director,
                               Depository Trust Corporation; Director, The
                               Boston Stock Exchange.

Charles F. Mansfield, Jr.++    Director or Trustee of some of the Federated Fund                           $   $0 for the
Birth Date: April 10, 1945     Complex; Management Consultant.                                                 Fund and
80 South Road                                                                                                  43  other investment
Westhampton Beach, NY          Previous Positions: Chief Executive Officer, PBTC                               companies
TRUSTEE                        International Bank; Partner, Arthur Young & Company (now                        in the Fund Complex
                               Ernst & Young LLP); Chief Financial Officer of
                               Retail Banking Sector, Chase Manhattan Bank;
                               Senior Vice President, Marine Midland Bank; Vice
                               President, Citibank; Assistant Professor of
                               Banking and Finance, Frank G. Zarb School of
                               Business, Hofstra University.

John E. Murray, Jr., J.D.,  #  Director or Trustee of the Federated Fund Complex;                          $   $113,860.22 for the
S.J.D.                         President, Law Professor, Duquesne University;                                  Fund and
Birth Date: December 20,       Consulting Partner, Mollica & Murray; Director, Michael                         54 other investment
1932                           Baker Corp. (engineering, construction, operations, and                         companies
President, Duquesne            technical services).                                                            in the Fund Complex
University
Pittsburgh, PA                 Previous Positions: Dean and Professor of Law,
TRUSTEE                        University of Pittsburgh School of Law; Dean and
                               Professor of Law, Villanova University School of Law.

Marjorie P. Smuts              Director or Trustee of the Federated Fund Complex;                          $   $113,860.22 for the
Birth Date: June 21, 1935      Public Relations/Marketing/Conference Planning.                                 Fund and
4905 Bayard Street                                                                                             54 other investment
Pittsburgh, PA                 Previous Positions: National Spokesperson, Aluminum                             companies
TRUSTEE                        Company of America; television producer; business owner.                        in the Fund Complex

John S. Walsh++                Director or Trustee of some of the Federated Fund                           $   $0 for the
Birth Date: November 28,       Complex; President and Director, Heat Wagon, Inc.                               Fund and
1957                           (manufacturer of construction temporary heaters);                               41 other investment
2007 Sherwood Drive            President and Director, Manufacturers Products, Inc.                            companies
Valparaiso, IN                 (distributor of portable construction heaters);                                 in the Fund Complex
TRUSTEE                        President, Portable Heater Parts, a division of
                               Manufacturers Products, Inc.; Director, Walsh & Kelly,
                               Inc. (heavy highway contractor); formerly: Vice
                               President, Walsh & Kelly, Inc.

Glen R. Johnson                Trustee, Federated Investors, Inc.; staff member,                           $   $0 for the
Birth Date: May 2, 1929        Federated Securities Corp.                                                      Fund and
Federated Investors Tower                                                                                      8 other investment
1001 Liberty Avenue                                                                                            companies
Pittsburgh, PA                                                                                                 in the Fund Complex
PRESIDENT

J. Christopher Donahue+        President or Executive Vice President of the Federated                     $0   $0 for the
Birth Date: April 11, 1949     Fund Complex; Director or Trustee of some of the Funds                          Fund and
Federated Investors Tower      in the Federated Fund Complex; President and Director,                          16 other investment
1001 Liberty Avenue            Federated Investors, Inc.; President and Trustee,                               companies
Pittsburgh, PA                 Federated Investment Management Company; President and                          in the Fund Complex
EXECUTIVE VICE PRESIDENT       Director, Federated Investment Counseling and Federated
                               Global Investment Management Corp.; President,
                               Passport Research, Ltd.; Trustee, Federated
                               Shareholder Services Company; Director, Federated
                               Services Company.






Edward C. Gonzales             Trustee or Director of some of the Funds in the                            $0   $0 for the
Birth Date: October 22, 1930   Federated Fund Complex; President, Executive Vice                               Fund and
Federated Investors Tower      President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue            Federated Fund Complex; Vice Chairman, Federated                                company
Pittsburgh, PA                 Investors, Inc.; Vice President, Federated Investment                           in the Fund Complex
EXECUTIVE VICE PRESIDENT       Management Company  and Federated Investment Counseling,
                               Federated Global Investment Management Corp. and
                               Passport Research, Ltd.; Executive Vice President and
                               Director, Federated Securities Corp.; Trustee, Federated
                               Shareholder Services Company.

John W. McGonigle              Executive Vice President and Secretary of the Federated                    $0   $0 for the
Birth Date: October 26, 1938   Fund Complex; Executive Vice President, Secretary, and                          Fund and
Federated Investors Tower      Director, Federated Investors, Inc.; Trustee, Federated                         54 other investment
1001 Liberty Avenue            Investment Management Company; Director, Federated                              companies
Pittsburgh, PA                 Investment Counseling and Federated Global Investment                           in the Fund Complex
EXECUTIVE VICE PRESIDENT       Management Corp.; Director, Federated Services Company;
AND SECRETARY                  Director, Federated Securities Corp.

Richard J. Thomas              Treasurer of the Federated Fund Complex; Vice President                    $0   $0 for the
Birth Date: June 17, 1954      - Funds Financial Services Division, Federated                                  Fund and
Federated Investors Tower      Investors, Inc.; formerly: various management positions                         54 other investment
1001 Liberty Avenue            within Funds Financial Services Division of Federated                           companies
Pittsburgh, PA                 Investors, Inc.                                                                 in the Fund Complex
TREASURER

Richard B. Fisher              President or Vice President of some of the Funds in the                    $0   $0 for the
 Birth Date: May 17, 1923      Federated Fund Complex; Director or Trustee of some of                          Fund and
Federated Investors Tower      the Funds in the Federated Fund Complex; Executive Vice                         6 other investment
1001 Liberty Avenue            President, Federated Investors, Inc.; Chairman and                              companies in the Fund
Pittsburgh, PA                 Director, Federated Securities Corp.                                            Complex
VICE PRESIDENT

William D. Dawson, III         Chief Investment Officer of this Fund and various other                    $0   $0 for the
Birth Date: March 3, 1949      Funds in the Federated Fund Complex; Executive Vice                             Fund and
Federated Investors Tower      President, Federated Investment Counseling, Federated                           41 other investment
1001 Liberty Avenue            Global Investment Management Corp., Federated Investment                        companies
Pittsburgh, PA                 Management Company and Passport Research, Ltd.;                                 in the Fund Complex
CHIEF INVESTMENT OFFICER       Registered Representative, Federated Securities Corp.;
                               Portfolio Manager, Federated Administrative
                               Services; Vice President, Federated Investors,
                               Inc.; formerly: Executive Vice President and
                               Senior Vice President, Federated Investment
                               Counseling Institutional Portfolio Management
                               Services Division; Senior Vice President,
                               Federated Investment Management Company and
                               Passport Research, Ltd.


+ Mr. Donahue is the father of J. Christopher Donahue, Chairman and Trustee of the Fund.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees/Directors on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Fund.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its Shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touch LLP, plans and performs its audits so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Period ended July 31, 1999     1999          1998             1997
Advisory Fee Earned                       $   $1,715,287$       $2,020,387
Advisory Fee Reduction                    $      $599,001         $662,649
Administrative Fee                        $      $323,485         $381,501
Shareholder Services Fee                  $            --               --

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and ten-year periods ended July 31, 1999.

Yield and Effective Yield given for the 30-day period ended July 31, 1999.

                 7-Day Period             1 Year         5 Years      10 Years
Total Return
Yield
Effective Yield
--------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o........references  to ratings,  rankings,  and financial  publications  and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

o IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

oSalomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F.
Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

money market trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116




PART C.         OTHER INFORMATION.

Item 23.          Exhibits:

        (a)     Conformed copy of Declaration of Trust of the Registrant; (14)
        (b)     (i)  Copy of By-Laws of the Registrant; (14)
                (ii) Copy of Amendment to By-Laws of Registrant; (14)
                (iii)Copy of Amendment No. 2 to the By-Laws of Registrant;(15)
                (iv) Copy of Amendment No. 3 to the By-Laws of Registrant; (15)
                (v)    Copy of Amendment No. 4 to the By-Laws of Registrant;(15)
                (vi)   Copy of Amendment No. 5 to the By-Laws of Registrant;(15)
        (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (14)
        (d)     Conformed copy of Investment Advisory Contract of the
                     Registrant; (14)
        (e)     (i)      Conformed copy of Distributor's Contract of the
                          Registrant; (13)
                (ii)     The Registrant hereby incorporates
                         the conformed copy of the specimen
                         Mutual Funds Sales and Service
                         Agreement; Mutual Funds Service
                         Agreement, and Plan Trustee/Mutual
                         Funds Service Agreement from Item
                         24(e) of the Cash Trust Series II
                         Registration Statement on Form
                         N-1A, filed with the Commission on
                         July 24, 1995. (File Nos. 33-38550
                         and 811-6269).
        (f)     Not applicable;
        (g)     (i)      Conformed copy of Custodian Agreement of the
                Registrant; (13)
                (ii)     Conformed copy of Domestic Custodian Fee
                Schedule;(15)
   (h)     (i)      Conformed copy of Amended and Restated Agreement for Fund
                    Accounting Services, .....Administrative Services, Transfer
                    Agency Services, and Custody Services Procurement;(15)
                   (ii) Conformed Copy of Amended and Restated
            Shareholder Services Agreement;(15)
            (iii) The responses described in Item
            24(e)(ii) are hereby incorporated by
            reference.
   (i)      Not applicable;
   (j)      Conformed copy of Consent of Independent Auditors; (15)
   (k)      Not Applicable;


+        All exhibits have been filed electronically.

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed September 29, 1995. (File No. 2-62285)

14.  Response is incorporated  by reference to Registrant's  Post-.....Effective
     Amendment No. 39 on Form N-1A filed September 26, 1996. (File No. 2-62285)

15.  Response is incorporated by reference to Registrant's  Post-  ....Effective
     Amendment No. 41 on Form N-1A filed September 24, 1998.

   (l)      Conformed Copy of Initial Capital Understanding; (14)
   (m)      Not applicable;
   (n) Copy of Financial Data Schedule; (not included per footnote 60 of Release No. 33-7684)
   (o)      Not applicable;
   (p)      (i)     Conformed copy of Power of Attorney; (15)
            (ii)    Conformed copy of Limited Power of  Attorney; +
            (iii)   Conformed copy of Power of Attorney of      Chief Investment
            Officer; +
            (iv)    Conformed copy of Power of Attorney of      Trustee of the
            Registrant; +
            (v)     Conformed copy of Power of Attorney of      Trustee of the
            Registrant; +
            (vi)    Conformed copy of Power of Attorney of
                    Trustee of the Registrant; +


Item 24.          Persons Controlled by or Under Common Control with Fund:
                  None

Item 25.          Indemnification:  (2.)

Item 26.  Business and Other Connections of Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:    William D. Dawson, III
                                            Henry A. Frantzen
                                            J. Thomas Madden

              Senior Vice Presidents:       Joseph M. Balestrino
                                            David A. Briggs
                                            Drew J. Collins
                                            Jonathan C. Conley
                                            Deborah A. Cunningham
                                            Michael P. Donnelly
                                            Mark E. Durbiano
                                            Jeffrey A. Kozemchak
                                            Sandra L. McInerney
                                            Susan M. Nason
                                            Mary Jo Ochson
                                            Robert J. Ostrowski

              Vice Presidents:              Todd A. Abraham
                                            J. Scott Albrecht
                                            Arthur J. Barry

---------------------
+        All exhibits have been filed electronically.

2.   Response is incorporated by reference to Registrant's  Post  .....Effective
     Amendment No. 4 on Form N-1 filed November 20, 1980. (File No. 2-62285)

14.  Response is incorporated  by reference to Registrant's  Post-.....Effective
     Amendment No. 39 on Form N-1A filed September 26, 1996. (File No. 2-62285)

15.  Response is incorporated by reference to Registrant's  Post-  ....Effective
     Amendment No. 41 on Form N-1A filed September 24, 1998.

                                                  Randall S. Bauer
                                                  G. Andrew Bonnewell
                                                  David A. Briggs
                                                  Micheal W. Casey
                                                  Robert E. Cauley
                                                  Kenneth J. Cody
                                                  Alexandre de Bethmann
                                                  B. Anthony Delserone, Jr.
                                                  Linda A. Duessel
                                                  Donald T. Ellenberger
                                                  Kathleen M. Foody-Malus
                                                  Thomas M. Franks
                                                  Edward C. Gonzales
                                                  James E. Grefenstette
                                                  Marc Halperin
                                                  Patricia L. Heagy
                                                  Susan R. Hill
                                                  William R. Jamison
                                                  Constantine J. Kartsonas
                                                  Stephen A. Keen
                                                  Robert M. Kowit
                                                  Richard J. Lazarchic
                                                  Steven Lehman
                                                  Marian R. Marinack
                                                  William M. Painter
                                                  Jeffrey A. Petro
                                                  Keith J. Sabol
                                                  Frank Semack
                                                  Aash M. Shah
                                                  Michael W. Sirianni, Jr.
                                                  Christopher Smith
                                                  Tracy P. Stouffer
                                                  Edward J. Tiedge
                                                  Peter Vutz
                                                  Paige M. Wilhelm
                                                  George B. Wright
                                                  Jolanta M. Wysocka

              Assistant Vice Presidents:          Nancy J. Belz
                                                  Lee R. Cunningham, II
                                                  James H. Davis, II
                                                  Jacqueline A. Drastal
                                                  Paul S. Drotch
                                                  Salvatore A. Esposito
                                                  Donna M. Fabiano
                                                  Gary E. Farwell
                                                  Eamonn G. Folan
                                                  John T. Gentry
                                                  John W. Harris
                                                  Nathan H. Kehm
                                                  John C. Kerber
                                                  Grant K. McKay
                                                  Natalie F. Metz
                                                  Joseph M. Natoli
                                                  Ihab Salib
                                                  James W. Schaub
                                                  John Sheehy
                                                  Matthew K. Stapen
                                                  Diane Tolby
                                                  Timothy G. Trebilcock
                                                  Leonardo A. Vila
                                                  Steven J. Wagner
                                                  Lori A. Wolff

              Secretary:                          G. Andrew Bonnewell

              Treasurer:                          Thomas R. Donahue

              Assistant Secretaries:              Thomas R. Donahue
                                                  Richard B. Fisher

              Assistant Treasurer:                Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

Item 27.  Principal Underwriters:

     (a)......Federated Securities Corp. the Distributor for shares of the Fund,
acts  as  principal  underwriter  for  the  following   .............   open-end
investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund


Richard B. Fisher                          Chairman, Chief Executive
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer, Asst. Secretary
Pittsburgh, PA 15222-3779                  and Asst. Treasurer,
                                           Federated Securities Corp.

Arthur L. Cherry                           Director
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales and
Federated Investors Tower                  Director, Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                         Executive Vice President                       Executive Vice
Federated Investors Tower                  Federated Securities Corp.                       President
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Fund

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(c)               Not Applicable



Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Registrant                                                    Federated Investors Tower
                                                              1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

       (Notices should be sent to the Agent for Service at above address)

                                                              Federated Investors Fund
                                                              5800 Corporate Drive
                                                              Pittsburgh, PA 15237-7000

Federated Shareholder Services Company                        Federated Investors Tower
("Transfer Agent and Dividend                                 1001 Liberty Avenue
Federated Services Company                                    Pittsburgh, PA 15222-3779
Disbursing Agent)

Federated Services Company                                    Federated Investors Tower
("Administrator")                                             1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

Federated Investment Management Company                       Federated Investors Tower
("Adviser")                                                   1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

                  State Street Bank and Trust Company         P.O. Box 8600
                  ("Custodian")                               Boston, MA  02266-8600

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of July, 1999.

                                            MONEY MARKET TRUST

                           BY: /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           July 26, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                              DATE

By:   /s/Gail Cagney
      Gail Cagney                                 Attorney In Fact              July 26, 1999
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                             Chairman and Trustee
(Chief Executive Officer)


Glen R. Johnson*                                     President

Richard J. Thomas*                                   Treasurer (Principal
                                                     Financial and
                                                     Accounting Officer)

Thomas G. Bigley*                                    Trustee

John T. Conroy, Jr.*                                 Trustee

Nicholas P. Constantakis*                            Trustee
John F. Cunningham*                                  Trustee

Lawrence D. Ellis, M.D.*                             Trustee

Peter E. Madden*                                     Trustee

Charles F. Mansfield, Jr.*                           Trustee

John E. Murray, Jr., J.D. S.J.D.*                    Trustee

Marjorie P. Smuts*                                   Trustee
* By Power of Attorney